INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

The components of intangibles assets consisted of the following:

	June 30, 2017	December 31, 2016	Amortization Period
	(Unaudited)
Customer Relationships	6,115,000	$6,115,000	5 to 14 years
Trade Names	970,000	970,000	15 to 20 years
Technical Know-how	660,000	660,000	10 years
Non-Compete	150,000	150,000	5 years
Professional Certifications	15,000	15,000	.25 to 2 years
Total Intangible Assets	7,910,000	7,910,000
Less: Accumulated Amortization	(6,737,000)	(6,156,000)
Intangible Assets, net	$1,173,000	$1,754,000

Amortization expense for the three months ended June 30, 2017 and 2016 was approximately $277,000 and $320,000, respectively. Amortization expense for the six months ended June 30, 2017 and 2016 was approximately $581,000 and $640,000, respectively.